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Needham Aggressive Growth Fund
Needham Aggressive Growth Fund
THE NEEDHAM FUNDS, INC.
Needham Aggressive Growth Fund

SUPPLEMENT DATED JUNE 5, 2020 TO THE SUMMARY PROSPECTUS
AND PROSPECTUS DATED MAY 1, 2020

Needham Investment Management L.L.C. (the “Adviser”) has entered into a new Fee Waiver and Expense Reimbursement Agreement under which the Adviser has agreed to waive its fee and, if necessary, reimburse the Needham Aggressive Growth Fund (the “Fund”) until April 30, 2021 to the extent Total Annual Fund Operating Expenses exceed 1.85% and 1.18% of the average daily net assets of Retail Class shares and Institutional Class shares, respectively, of the Fund (subject to certain exclusions).

Accordingly, effective as of June 1, 2020, the following replaces any contrary information contained in “Fees and Expenses of the Aggressive Growth Fund” in the Summary Prospectus and “Summary Section—Needham Aggressive Growth Fund—Fees and Expenses of the Aggressive Growth Fund” in the Prospectus:

Fees and Expenses of the Aggressive Growth Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Aggressive Growth Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Needham Aggressive Growth Fund		Retail Class	Institutional Class
Management Fees (as a percentage of Assets)		1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	none
Component2 Other Expenses		0.07%	0.06%
Component3 Other Expenses		0.60%	0.59%
Other Expenses (as a percentage of Assets):		0.67%	0.65%
Expenses (as a percentage of Assets)		2.17%	1.90%
Fee Waiver or Reimbursement	[1]	(0.25%)	(0.66%)
Net Expenses (as a percentage of Assets)		1.92%	1.24%
[1]	Reflects a contractual agreement by Needham Investment Management LLC (the “Adviser”) to waive its fee and, if necessary, reimburse the Aggressive Growth Fund until April 30, 2021 to the extent Total Annual Fund Operating Expenses exceed 1.85% and 1.18% of the average daily net assets of Retail Class shares and Institutional Class shares, respectively, of the Aggressive Growth Fund (the “Expense Cap”). This agreement can only be amended or terminated by agreement of the Company, upon approval of the Company’s Board of Directors, and the Adviser and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Adviser and the Company, on behalf of the Aggressive Growth Fund. For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Aggressive Growth Fund fees waived and expenses reimbursed to the extent that such recovery would not cause the Total Annual Fund Operating Expenses of the Aggressive Growth Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. Any such recovery will not include interest. The Expense Cap limitation on Total Annual Fund Operating Expenses excludes taxes, interest, brokerage, dividends on short positions, fees and expenses of “acquired funds” and extraordinary items but includes the management fee.

Example
This example is intended to help you compare the cost of investing in the Aggressive Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Aggressive Growth Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Aggressive Growth Fund’s operating expenses remain the same (after giving effect to the fee waiver and expense reimbursement arrangement in year one only).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Needham Aggressive Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Retail Class	195	655	1,142	2,484
Institutional Class	126	533	965	2,168

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.